Revenue - Summary of Changes in the Balance of Contract Liabilities with Customers (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Contract liabilities [abstract]
Opening balance of contract liabilities with customers	$ 293	$ 257	$ 201
Increase during the period for new transactions	1,603	1,493	1,626
Decrease during the period for exercise or expiration of incentives	(1,519)	(1,458)	(1,574)
Currency translation effects	7	1	4
Closing balance of contract liabilities with customers	$ 384	$ 293	$ 257